Schedule of Investments (unaudited)	iShares® Global Industrials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
Aurizon Holdings Ltd.	139,977	$389,885
Brambles Ltd.	111,157	953,944
Qantas Airways Ltd.(a)	144,168	503,288
Sydney Airport(a)	204,916	889,133
Transurban Group	207,867	2,216,918
		4,953,168
Brazil — 0.2%
CCR SA	89,203	241,220
WEG SA	111,538	755,502
		996,722
Canada — 3.0%
Canadian National Railway Co.	53,700	5,665,879
Canadian Pacific Railway Ltd.	50,478	3,881,545
SNC-Lavalin Group Inc.	12,861	334,598
Thomson Reuters Corp.	12,817	1,273,118
Waste Connections Inc.	19,966	2,385,418
		13,540,558
Denmark — 1.9%
AP Moller - Maersk A/S, Class A	245	681,492
AP Moller - Maersk A/S, Class B, NVS	483	1,390,513
DSV Panalpina A/S	15,129	3,531,683
Vestas Wind Systems A/S	76,722	2,997,683
		8,601,371
Finland — 0.8%
Kone OYJ, Class B	30,714	2,506,699
Metso Outotec OYJ	52,673	612,033
Wartsila OYJ Abp	36,268	538,839
		3,657,571
France — 6.8%
Airbus SE(a)	46,421	5,981,474
Alstom SA(a)	21,578	1,090,244
Bouygues SA	16,914	626,492
Bureau Veritas SA(a)	22,200	702,930
Cie. de Saint-Gobain	40,350	2,662,932
Eiffage SA	6,322	643,937
Legrand SA	20,311	2,152,626
Safran SA	26,536	3,682,744
Schneider Electric SE	40,948	6,455,229
Teleperformance	4,445	1,805,069
Thales SA	8,036	821,094
Vinci SA	37,187	3,975,210
		30,599,981
Germany — 3.9%
Brenntag SE	11,641	1,083,455
Deutsche Post AG, Registered	74,137	5,049,077
GEA Group AG	12,226	495,399
MTU Aero Engines AG	4,068	1,008,637
Siemens AG, Registered	61,296	9,732,498
		17,369,066
Hong Kong — 0.9%
CK Hutchison Holdings Ltd.	205,020	1,596,041
Techtronic Industries Co. Ltd.	131,500	2,291,646
		3,887,687
Ireland — 1.2%
Kingspan Group PLC	11,768	1,112,231
Ryanair Holdings PLC, ADR(a)(b)	7,277	787,444
Security	Shares	Value

Ireland (continued)
Trane Technologies PLC	18,062	$3,325,937
		5,225,612
Italy — 0.6%
Atlantia SpA(a)	38,741	703,459
CNH Industrial NV	75,693	1,255,571
Prysmian SpA	20,615	739,791
		2,698,821
Japan — 14.7%
AGC Inc.	17,500	733,082
ANA Holdings Inc.(a)	37,200	874,278
Central Japan Railway Co.	15,600	2,370,427
Dai Nippon Printing Co. Ltd.	22,000	465,552
Daifuku Co. Ltd.	9,800	889,135
Daikin Industries Ltd.	22,300	4,155,598
East Japan Railway Co.	28,900	2,060,976
Fanuc Corp.	14,400	3,453,089
Hankyu Hanshin Holdings Inc.	19,800	611,183
Hitachi Ltd.	73,500	4,212,077
Itochu Corp.	107,500	3,101,880
Japan Airlines Co. Ltd.(a)	33,500	725,384
Kajima Corp.	38,300	486,020
Kintetsu Group Holdings Co. Ltd.(a)	14,500	509,662
Komatsu Ltd.	74,300	1,840,676
Kubota Corp.	87,300	1,766,052
Makita Corp.	21,300	1,002,955
Marubeni Corp.	124,900	1,087,685
Mitsubishi Corp.	107,400	2,933,765
Mitsubishi Electric Corp.	163,600	2,375,019
Mitsubishi Heavy Industries Ltd.	26,000	767,577
Mitsui & Co. Ltd.	122,300	2,754,893
Nidec Corp.	41,800	4,806,589
Nippon Express Co. Ltd.	6,600	503,280
Obayashi Corp.	55,100	439,299
Odakyu Electric Railway Co. Ltd.	26,800	677,872
Recruit Holdings Co. Ltd.	128,500	6,301,481
Secom Co. Ltd.	16,500	1,257,639
SG Holdings Co. Ltd.	37,900	995,224
Shimizu Corp.	53,700	412,683
SMC Corp.	4,800	2,839,654
Sumitomo Corp.	90,000	1,206,759
Taisei Corp.	15,800	518,562
Tokyu Corp.	43,500	592,038
Toppan Inc.	26,500	426,169
Toshiba Corp.	32,400	1,399,713
TOTO Ltd.	12,100	626,941
Toyota Tsusho Corp.	17,900	849,601
West Japan Railway Co.	14,700	840,032
Yamato Holdings Co. Ltd.	27,900	792,751
Yaskawa Electric Corp.	20,700	1,010,891
		65,674,143
Netherlands — 0.6%
Randstad NV	9,392	719,993
Wolters Kluwer NV	20,314	2,041,837
		2,761,830
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	20,791	557,374
Aena SME SA(a)(c)	5,519	905,564
Ferrovial SA	37,755	1,109,559

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
International Consolidated Airlines Group SA(a)	191,070	$461,351
		3,033,848
Sweden — 3.9%
Alfa Laval AB	22,669	801,241
Assa Abloy AB, Class B	74,727	2,252,863
Atlas Copco AB, Class A	49,214	3,022,152
Atlas Copco AB, Class B	29,691	1,563,719
Epiroc AB, Class A	47,310	1,076,948
Epiroc AB, Class B	29,075	570,818
Nibe Industrier AB, Class B	108,666	1,145,056
Sandvik AB	82,319	2,104,867
Securitas AB, Class B	24,118	380,990
Skanska AB, Class B	30,748	816,333
SKF AB, Class B	28,738	732,479
Volvo AB, Class B	120,280	2,898,679
		17,366,145
Switzerland — 2.9%
ABB Ltd., Registered.	144,507	4,909,575
Adecco Group AG, Registered	12,382	842,493
Geberit AG, Registered	2,818	2,116,799
Kuehne + Nagel International AG, Registered	3,843	1,315,302
Schindler Holding AG, Participation Certificates, NVS	3,115	953,300
Schindler Holding AG, Registered.	1,487	435,120
SGS SA, Registered	396	1,222,636
Siemens Energy AG(a)	30,603	921,856
		12,717,081
United Kingdom — 4.7%
Ashtead Group PLC	34,034	2,529,689
BAE Systems PLC	243,082	1,756,515
Bunzl PLC	25,883	856,242
DCC PLC	7,880	645,488
Experian PLC	70,171	2,709,242
Ferguson PLC	17,586	2,446,690
IMI PLC	21,533	512,329
Intertek Group PLC	12,203	933,949
Melrose Industries PLC	371,707	800,107
RELX PLC	150,146	3,981,376
Rentokil Initial PLC	139,407	954,824
Rolls-Royce Holdings PLC(a)	634,757	868,993
Smiths Group PLC	30,450	670,626
Spirax-Sarco Engineering PLC	5,571	1,049,280
Weir Group PLC (The)(a)	19,456	499,447
		21,214,797
United States — 51.8%
3M Co.	43,863	8,712,508
A O Smith Corp.	10,110	728,527
Alaska Air Group Inc.(a)	9,401	566,974
Allegion PLC	6,945	967,438
American Airlines Group Inc.(a)	48,003	1,018,144
AMETEK Inc.	17,402	2,323,167
Boeing Co. (The)(a)	41,645	9,976,476
Carrier Global Corp.	61,769	3,001,973
Caterpillar Inc.	41,563	9,045,356
CH Robinson Worldwide Inc.	10,202	955,621
Cintas Corp.	6,683	2,552,906
Copart Inc.(a)(b)	15,817	2,085,155
CSX Corp.	173,262	5,558,245
Cummins Inc.	11,190	2,728,234
Deere & Co.	23,741	8,373,688
Security	Shares	Value

United States (continued)
Delta Air Lines Inc.(a)	48,460	$2,096,380
Dover Corp.	10,876	1,637,926
Eaton Corp. PLC.	30,150	4,467,627
Emerson Electric Co.	45,448	4,373,916
Equifax Inc.	9,225	2,209,480
Expeditors International of Washington Inc.	12,805	1,621,113
Fastenal Co.	43,476	2,260,752
FedEx Corp.	18,470	5,510,155
Fortive Corp.	25,500	1,778,370
Fortune Brands Home & Security Inc.	10,603	1,056,165
Generac Holdings Inc.(a)	4,742	1,968,641
General Dynamics Corp.	17,408	3,277,230
General Electric Co.	666,064	8,965,221
Honeywell International Inc.	52,676	11,554,481
Howmet Aerospace Inc.(a)	29,933	1,031,791
Huntington Ingalls Industries Inc.	3,094	652,061
IDEX Corp.	5,743	1,263,747
IHS Markit Ltd.	28,277	3,185,687
Illinois Tool Works Inc.	21,829	4,880,091
Ingersoll Rand Inc.(a)	28,078	1,370,487
Jacobs Engineering Group Inc.	9,832	1,311,785
JB Hunt Transport Services Inc.	6,279	1,023,163
Johnson Controls International PLC.	54,540	3,743,080
Kansas City Southern	6,877	1,948,735
L3Harris Technologies Inc.	15,572	3,365,888
Leidos Holdings Inc.	10,061	1,017,167
Lockheed Martin Corp.	18,598	7,036,553
Masco Corp.	19,681	1,159,408
Nielsen Holdings PLC	27,038	667,027
Norfolk Southern Corp.	19,080	5,064,023
Northrop Grumman Corp.	11,360	4,128,565
Old Dominion Freight Line Inc.	7,306	1,854,263
Otis Worldwide Corp.	30,923	2,528,574
PACCAR Inc.	26,195	2,337,904
Parker-Hannifin Corp.	9,761	2,997,701
Pentair PLC	12,483	842,478
Quanta Services Inc.	10,488	949,898
Raytheon Technologies Corp.	115,082	9,817,645
Republic Services Inc.	16,015	1,761,810
Robert Half International Inc.	8,462	752,864
Rockwell Automation Inc.	8,772	2,508,967
Rollins Inc.	17,028	582,358
Roper Technologies Inc.	7,947	3,736,679
Snap-on Inc.	4,108	917,850
Southwest Airlines Co.(a)	44,981	2,388,041
Stanley Black & Decker Inc.	12,188	2,498,418
Teledyne Technologies Inc.(a)	3,535	1,480,564
Textron Inc.	17,129	1,177,961
TransDigm Group Inc.(a)	4,130	2,673,308
Union Pacific Corp.	50,435	11,092,170
United Airlines Holdings Inc.(a)(b)	24,552	1,283,824
United Parcel Service Inc., Class B	54,884	11,414,225
United Rentals Inc.(a)	5,485	1,749,770
Verisk Analytics Inc.	12,330	2,154,298
Waste Management Inc.	29,484	4,131,003
Westinghouse Air Brake Technologies Corp.	13,591	1,118,539
WW Grainger Inc.	3,316	1,452,408

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	13,737	$1,647,891
		232,072,538
Total Common Stocks — 99.7%
(Cost: $432,184,203)		446,370,939

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA (Expires 07/09/21)(a)	22,176	31,028

Total Rights — 0.0%
(Cost: $33,567)		31,028

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	1,721,871	1,722,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	550,000	550,000
		2,272,904
Total Short-Term Investments — 0.5%
(Cost: $2,272,845)		2,272,904

Total Investments in Securities — 100.2%
(Cost: $434,490,615)		448,674,871

Other Assets, Less Liabilities — (0.2)%		(928,611)

Net Assets — 100.0%		$447,746,260

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$808,386	$914,461	(a)	$—	$203	$(146)	$1,722,904	1,721,871	$1,288	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	90,000	(a)	—	—	—	550,000	550,000	16		—
					$203	$(146)	$2,272,904		$1,304		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	1	09/09/21	$175	$(1,488)
E-mini S&P Select Sector Industrial Index	7	09/17/21	721	(2,976)

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
June 30, 2021

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index	7	09/17/21	$337	$(3,647)
				$(8,111)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$251,235,528	$195,135,411	$—	$446,370,939
Rights	31,028	—	—	31,028
Money Market Funds	2,272,904	—	—	2,272,904
	$253,539,460	$195,135,411	$—	$448,674,871
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,111)	$—	$—	$(8,111)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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